Supplemental disclosure of cash flow information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Acquired on deferred payment terms	$ 306	$ 138